ACQUISITIONS - Narrative (Details) - USD ($) $ in Millions			12 Months Ended
	Aug. 20, 2019	Jan. 25, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Purchase price for acquisition			$ 0.0	$ 30.9	$ 308.0
Loss on extinguishment of debt				0.4	1.4
Acquisition related inventory valuation			793.7	879.1	820.8
Interest expense, net			17.4	21.7	20.9
Amortization of intangibles			11.1	8.9	8.9
Income tax impact			$ (0.8)	$ 23.4	24.9
Fully
Business Acquisition [Line Items]
Purchase price for acquisition	$ 30.9
Cash acquired from acquisition	4.1
Contingent consideration obligations	$ 2.0
Muuto Acquisition
Business Acquisition [Line Items]
Purchase price for acquisition		$ 307.7
Cash acquired from acquisition		$ 7.6
Percentage of voting interests acquired		100.00%
Interest expense, net					0.1
Amortization of intangibles					0.8
Income tax impact					1.3
Muuto Acquisition | Acquisition-related Costs
Business Acquisition [Line Items]
Acquisition costs					1.9
Compensation for post combination services					3.2
Loss on extinguishment of debt					1.4
Muuto Acquisition | Fair Value Adjustment to Inventory
Business Acquisition [Line Items]
Acquisition related inventory valuation					0.9
Selling, general, and administrative expenses | Muuto Acquisition
Business Acquisition [Line Items]
Acquisition costs					$ 5.1
Minimum | Fully
Business Acquisition [Line Items]
Contingent consideration payment period	2 years
Maximum | Fully
Business Acquisition [Line Items]
Contingent consideration payment period	4 years